Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense
The components of income tax (benefit) expense for the years ended December 31 are as follows:

	2012	2011	2010

Current Federal (Benefit) Expense	$(3,588)	$311,174	$(1,037,717)
Deferred Federal (Benefit) Expense	1,204,439	867,006	639,607

Federal Income Tax (Benefit) Expense	1,198,325	1,178,180	(398,110)
Current State Income Tax (Benefit) Expense	2,526	(74,297)	(61,104)

	$1,200,851	$1,103,883	$(459,214)

Difference between financial statement tax expense and amount computed by applying statutory federal tax rate to income before income taxes
The federal income tax (benefit) expense of $1,200,851 in 2012, $1,178,180 in 2011 and $(398,110) in 2010 is different than the income taxes computed by applying the federal statutory rates to income before income taxes.  The reasons for the differences are as follows:

	2012	2011	2010

Statutory Federal Income Taxes	$1,306,331	$1,228,538	$5,101
Tax-Exempt Interest	(94,891)	(126,468)	(117,586)
Interest Expense Disallowance	4,908	8,751	8,400
Premiums on Officers' Life Insurance	(59,603)	(52,431)	(134,106)
Meal and Entertainment Disallowance	25,567	20,693	24,972
Other	16,013	99,097	(184,891)

Actual Federal Income Taxes	$1,198,325	$1,178,180	$(398,110)

Deferred tax assets and liabilities
Deferred taxes in the accompanying consolidated balance sheets as of December 31 include the following:

	2012	2011

Deferred Tax Assets
Allowance for Loan Losses	$4,330,553	$5,320,862
Other Real Estate	1,668,653	1,012,326
Deferred Compensation	342,547	386,225
Restricted Stock	-	508,547
Goodwill	345,762	392,124
Net Operating Loss Carryforward	2,310,708	2,992,777
Other	529,706	559,836

	9,527,929	11,172,697
Deferred Tax Liabilities
Premises and Equipment	(1,232,905)	(1,195,334)
Vested Restricted Stock	-	(476,540)
Other	(4,185)	(4,185)

	(1,237,090)	(1,676,059)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	77,177	(983,807)

Net Deferred Tax Assets	$8,368,016	$8,512,831

Unrecognized taxes
As discussed in Note 1, certain positions taken in the Company's tax returns may be subject to challenge by the taxing authorities.  An analysis of activity related to unrecognized taxes follows as of December 31, 2012 and 2011.

	2012	2011

Balance, Beginning	$33,368	$78,121

Positions Taken During the Current Year	11,794	14,275
Reductions Resulting from Lapse of Statutes of Limitation	(6,486)	(59,028)

Balance, Ending	$38,676	$33,368